S000010827 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	146 Months Ended	339 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.70%	8.36%		8.96%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Columbia Small Cap Index Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.23%	7.86%		8.45%
Performance Inception Date						Oct. 15, 1996
Columbia Small Cap Index Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.67%	5.77%		6.36%
Performance Inception Date						Oct. 15, 1996
Columbia Small Cap Index Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.43%	6.00%		6.42%
Performance Inception Date						Oct. 15, 1996
Columbia Small Cap Index Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	8.13%		8.73%
Performance Inception Date						Oct. 15, 1996
Columbia Small Cap Index Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	8.13%		8.73%
Performance Inception Date					Nov. 08, 2012
Columbia Small Cap Index Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	8.13%		8.67%
Performance Inception Date			Mar. 01, 2017